Annual Fund Operating Expenses	Feb. 17, 2026
Invesco Agency MBS ETF | Invesco Agency MBS ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.22%
Invesco Flexible Income ETF | Invesco Flexible Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.39%

[1]	”Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	”Other Expenses” are based on estimated amounts for the current fiscal year.